SCHEDULE OF RELATED PARTIES AND THEIR RELATIONSHIPS (Details)	12 Months Ended
Dec. 31, 2025
Leading Digital Supply Limited [Member]
Related Party Transaction [Line Items]
Relationship with the Company	50% owned by Yee Kar Wing; Director until July 4, 2024
Primex Technology Limited [Member]
Related Party Transaction [Line Items]
Relationship with the Company	50% owned by Yee Kar Wing; Director
G M S Enterprise Hong Kong Limited [Member]
Related Party Transaction [Line Items]
Relationship with the Company	100% owned by Primex Technology Limited; Director: Yee Kar Wing
Yee Kar Wing [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Shareholder, Director, and CEO of the Company
Hui Wai Ming [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Shareholder and COO of the Company